Report of Directors Corporate Governance - Non-Executive Directors Interests in Shares (Details)	12 Months Ended
Dec. 31, 2019 shares
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Total non-executive directors
Disclosure of transactions between related parties [line items]
Period after appointment to meet minimum shareholding guideline	5 years
Kathleen Casey
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,125
Laura Cha
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	16,200
Henri de Castries
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	19,251
Lord Evans of Weardale (retired on 12 April 2019)
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	12,892
Irene Lee
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	11,904
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	0
Heidi Miller
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,700
David Nish
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	50,000
Sir Jonathan Symonds
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	43,821
Jackson Tai
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	66,515
Mark Tucker
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	307,352
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Shareholding guidelines (number of shares)	15,000
Share interests (number of shares)	15,000